BUSINESS AND ORGANIZATION - Narrative (Q2) (Details)					1 Months Ended	6 Months Ended	12 Months Ended	41 Months Ended	47 Months Ended	53 Months Ended
	Feb. 01, 2021 USD ($) $ / shares	Jan. 31, 2021 USD ($) $ / shares	Dec. 31, 2019 property $ / shares shares	Aug. 11, 2017 shares	Aug. 31, 2017 shares	Jun. 30, 2021 property ft² $ / shares shares	Dec. 31, 2020 USD ($) property lease ft² $ / shares shares	Dec. 31, 2020 USD ($) property lease ft² $ / shares shares	Dec. 30, 2019	Dec. 31, 2020 USD ($) property lease ft² $ / shares shares	Aug. 04, 2021 $ / shares	Jul. 26, 2021 $ / shares	May 05, 2021 $ / shares	Mar. 31, 2021 ft²	Mar. 25, 2021 $ / shares	Mar. 24, 2021 USD ($)	Feb. 25, 2021 $ / shares	Jan. 27, 2021 USD ($) $ / shares	Jan. 22, 2021 USD ($) $ / shares	Jun. 30, 2020 property	Jun. 01, 2020 $ / shares	May 20, 2020 $ / shares	Feb. 01, 2020 $ / shares	Dec. 23, 2019 USD ($)	Jan. 14, 2019 $ / shares	Jan. 19, 2018 $ / shares	Jan. 18, 2018 $ / shares	Dec. 31, 2016 USD ($)	Jul. 19, 2016 USD ($)	Jul. 15, 2015 USD ($)
Business And Organization [Line Items]
Issued common stock (in shares) | shares						450,000,000	450,000,000	450,000,000		450,000,000
Preferred stock, shares authorized (in shares) | shares			50,000,000			50,000,000	50,000,000	50,000,000		50,000,000
Preferred stock, par value (in usd per share) | $ / shares			$ 0.001			$ 0.001	$ 0.001	$ 0.001		$ 0.001
Number of square feet of aggregate leasable space (in square foot) | ft²						2,300,000	118,651	118,651		118,651
Number of real estate properties | property						38	36	36		36
Number of real estate properties, held-for-sale | property						1	2	2		2
Number of real estate properties acquired | property						0	0	0		0										0
Net asset value (in usd per share) | $ / shares			$ 30.48			$ 26.05	$ 21.01	$ 21.01		$ 21.01			$ 24.61					$ 23.03			$ 21.01	$ 21.01					$ 30.00
Subsequent Event
Business And Organization [Line Items]
Net asset value (in usd per share) | $ / shares	$ 23.03										$ 26.05	$ 24.61			$ 23.03		$ 21.01	$ 23.03	$ 21.01
REIT I
Business And Organization [Line Items]
Number of real estate properties acquired | property			20			14	14	14		14
Tenant-in-common | Real Estate Investment
Business And Organization [Line Items]
Ownership percentage						72.70%	72.70%	72.70%		72.70%
Common Class S
Business And Organization [Line Items]
Common stock, shares authorized (in shares) | shares			100,000,000			100,000,000	100,000,000	100,000,000		100,000,000
Common stock, par value (in usd per share) | $ / shares	$ 0.001	$ 0.003	$ 0.001			$ 0.001	$ 0.001	$ 0.001		$ 0.001
Stock repurchase program, minimum share value	$ 1,000						$ 500	$ 500		$ 500
Issuance of common stock (in shares) | shares				33,333,333	33,333,333			63,711
Common Class S | Subsequent Event
Business And Organization [Line Items]
Common stock, par value (in usd per share) | $ / shares	$ 0.001	$ 0.003
Stock repurchase program, minimum share value	$ 1,000	$ 500
Common Class C
Business And Organization [Line Items]
Common stock, shares authorized (in shares) | shares			300,000,000			300,000,000	300,000,000	300,000,000		300,000,000
Common stock, par value (in usd per share) | $ / shares	$ 0.001	$ 0.003	$ 0.001			$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock subscriptions																								$ 800,000,000
Stock repurchase program, minimum share value	$ 1,000						$ 500	$ 500		$ 500																		$ 500	$ 500
Shares repurchase period	6 months						3 months
Percentage of net asset value, shares held less than two years	98.00%
Percentage of net asset value, shares held at least two years	100.00%
Percentage of net asset value, shares held less than one year							97.00%	97.00%		97.00%
Percentage of net asset value, shares held one to two years							98.00%	98.00%		98.00%
Percentage of net asset value, shares held two to three years							99.00%	99.00%		99.00%
Percentage of net asset value, shares held at least three years							100.00%	100.00%		100.00%
Common Class C | Subsequent Event
Business And Organization [Line Items]
Common stock, par value (in usd per share) | $ / shares	$ 0.001	$ 0.003
Stock repurchase program, minimum share value	$ 1,000	$ 500
Shares repurchase period	6 months	90 days
Percentage of net asset value, shares held less than two years	98.00%
Percentage of net asset value, shares held at least two years	100.00%
Percentage of net asset value, shares held less than one year		97.00%
Percentage of net asset value, shares held one to two years		98.00%
Percentage of net asset value, shares held two to three years		99.00%
Percentage of net asset value, shares held at least three years		100.00%
Distribution Reinvestment Plan
Business And Organization [Line Items]
Net asset value (in usd per share) | $ / shares																									$ 30.48
Share price (in usd per share) | $ / shares																							$ 30.81			$ 30.15	$ 30.00
Distribution Reinvestment Plan | Common Class C
Business And Organization [Line Items]
Common stock subscriptions																								75,000,000
Distribution Reinvestment Plan | Common Class C | Subsequent Event
Business And Organization [Line Items]
Shares repurchase period	6 months	90 days
IPO and Over-Allotment Option | Modiv Acquisition Corp.
Business And Organization [Line Items]
Expected consideration on transaction																$ 115,000,000
IPO and Over-Allotment Option | Modiv Acquisition Corp. | Subsequent Event
Business And Organization [Line Items]
Expected consideration on transaction																115,000,000
Primary Offering
Business And Organization [Line Items]
Common stock subscriptions																														$ 30,000,000
Primary Offering | Modiv Acquisition Corp.
Business And Organization [Line Items]
Expected consideration on transaction																100,000,000
Deposits assets																4,500,000
Primary Offering | Modiv Acquisition Corp. | Subsequent Event
Business And Organization [Line Items]
Expected consideration on transaction																100,000,000
Deposits assets																$ 4,500,000
Registered Offering
Business And Organization [Line Items]
Common stock subscriptions																														$ 3,333,333
Registered Offering | Common Class S
Business And Organization [Line Items]
Issuance of common stock (in shares) | shares								2,056
Registered Offering | Common Class C
Business And Organization [Line Items]
Issuance of common stock (in shares) | shares										6,627,934
Registered Offering | Distribution Reinvestment Plan | Common Class C
Business And Organization [Line Items]
Issuance of common stock (in shares) | shares										790,479
Follow-on Offering | Common Class C
Business And Organization [Line Items]
Common stock subscriptions																		$ 600,547,672						$ 725,000,000
Follow-on Offering | Common Class C | Subsequent Event
Business And Organization [Line Items]
Common stock subscriptions																		$ 600,547,672
2021 Distribution Reinvestment Plan Offering | Common Class C
Business And Organization [Line Items]
Common stock subscriptions																			$ 100,000,000
2021 Distribution Reinvestment Plan Offering | Common Class C | Subsequent Event
Business And Organization [Line Items]
Common stock subscriptions																			$ 100,000,000
Retail
Business And Organization [Line Items]
Number of square feet of aggregate leasable space (in square foot) | ft²														42,896
Number of real estate properties | property						12	11	11		11
Number of real estate properties, held-for-sale						1	4	4		4
Retail | REIT I
Business And Organization [Line Items]
Number of real estate properties acquired | property			5
Office
Business And Organization [Line Items]
Number of real estate properties | property						14	14	14		14
Office | REIT I
Business And Organization [Line Items]
Number of real estate properties acquired | property			4
Industrial Property
Business And Organization [Line Items]
Number of real estate properties | property						12	11	11		11
Industrial Property | REIT I
Business And Organization [Line Items]
Number of real estate properties acquired | property			5
Operating Partnership
Business And Organization [Line Items]
Ownership interest (as a percent)						83.00%			99.00%
Operating Partnership | Subsequent Event
Business And Organization [Line Items]
Ownership interest (as a percent)	83.00%
BrixInvest
Business And Organization [Line Items]
Ownership interest (as a percent)			12.00%
Preferred Stock
Business And Organization [Line Items]
Preferred stock, shares authorized (in shares) | shares						50,000,000
Preferred stock, par value (in usd per share) | $ / shares						$ 0.001